Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 1,280,911	$ 4,483,730
Accounts receivable	139,214	445,500
Inventories	5,034,938	5,027,747
Prepayments	2,207,593	1,899,584
Other receivables	152,770	245,599
Total current assets	8,815,426	12,102,160
NON-CURRENT ASSETS
Deposits	72,938	72,637
Property and equipment, net	4,925,517	5,673,584
Right-of-use assets, net	626,340	435,477
Total non-current assets	5,624,795	6,181,698
Total assets	14,440,221	18,283,858
CURRENT LIABILITIES
Bank borrowings - current	170,726	129,722
Accounts payable	251,060	324,626
Advance from customers	11
Other payables and accruals	488,368	625,350
Taxes payable	16,892	31,972
Operating lease liabilities - current	493,051	279,293
Total current liabilities	1,420,108	1,390,963
NON-CURRENT LIABILITIES
Bank borrowings	248,758	334,319
Operating lease liabilities	133,289	156,183
Total non-current liabilities	382,047	490,502
Total liabilities	1,802,155	1,881,465
COMMITMENTS AND CONTINGENCIES (Note 14)
SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 issued and outstanding	1,806	1,806
Additional paid-in capital	23,804,550	23,804,550
Accumulated deficit	(10,833,696)	(7,143,409)
Accumulated other comprehensive loss	(334,594)	(260,554)
Total shareholders’ equity	12,638,066	16,402,393
Total liabilities and shareholders’ equity	$ 14,440,221	$ 18,283,858